Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	SPS COMMERCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34702
Entity Tax Identification Number	41-2015127
Entity Address, Postal Zip Code	55402
Entity Address, Address Line One	333 South Seventh Street
Entity Address, Address Line Two	Suite 1000
Entity Address, State or Province	MN
Entity Address, City or Town	Minneapolis
City Area Code	612
Local Phone Number	435-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001092699